Derivative Financial Instruments - Cash Flow Hedges Impact on Financial Results (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized as AOCIL on Derivatives, Net of Tax	$ 2,425	$ (32,854)	$ (56,107)	$ (17,116)	$ 47,528
Amounts reclassified into earnings, net of taxes	(2,999)	3,491	4,815	14,936	7,187
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized as AOCIL on Derivatives, Net of Tax	2,425	(32,854)	(56,107)	(17,116)	47,528
Amounts reclassified into earnings, net of taxes	(2,999)	3,491	(4,815)	(14,936)	(7,187)
Cash Flow Hedging [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified into earnings, net of taxes	(2,999)	3,491	(4,815)	(14,936)	(7,187)
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized as AOCIL on Derivatives, Net of Tax	$ 2,425	$ 32,854	$ (56,107)	$ (17,116)	$ 47,528